Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash, cash equivalents, and restricted cash	$ 96,790	$ 60,507	$ 75,710	$ 94,907
Restricted cash - long-term	3,437	3,437	2,672	0
Restricted cash (note 18)	3,071	2,153	1,599	750
Cash and cash equivalents	88,824	54,917	71,439	94,157
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	23,725	0
Cash, cash equivalents and restricted cash
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,121
Cash and Cash Equivalents [Domain]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		0	0	0
Restricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash (note 18)		$ 0	$ 0	$ 0
Restricted Cash and Cash Equivalents	$ 337